Scope of consolidation and non-consolidated entities	12 Months Ended
Dec. 31, 2023
Text block1 [abstract]
Scope of consolidation and non-consolidated entities

Note 3. Scope of consolidation and non-consolidated entities

Consolidated entities

As of December 31, 2023, Cellectis S.A. owns 100% of Cellectis, Inc., which owns 100% of Cellectis Biologics, Inc.

For the twelve-month period ended December 31, 2023 the consolidated group of companies includes Cellectis S.A., Cellectis, Inc. and Cellectis Biologics, Inc and Calyxt, Inc. through May 31, 2023, the date of Calyxt's deconsolidation. See Non-consolidated entities below.

For the twelve-month period ended December 31, 2022 the consolidated group of companies included Cellectis S.A., Cellectis, Inc., Cellectis Biologics, Inc and Calyxt, Inc.

Investments in associates

On December 29, 2022, we entered into a Collaboration Agreement with Primera Therapeutics, Inc. (“Primera”) (the “Primera Collaboration Agreement”). Under the Primera Collaboration Agreement, Primera and Cellectis will be co-developing a mitochondrial DNA engineering toolbox for therapies to treat mitochondrial diseases.

Pursuant to this collaboration, Cellectis is contributing gene editing research, technology, manufacturing and clinical development experience and expertise. The Primera Collaboration Agreement also grants Primera a right to exercise an exclusive worldwide option to obtain a license from Cellectis on up to five product candidates developed under the Primera Collaboration Agreement. Upon Primera exercising the option, Cellectis would be eligible to receive milestone payments and royalty payments on the net sales of the products developed under the Primera Collaboration Agreement.

Pursuant to the Primera Collaboration Agreement, on May 17, 2023, Cellectis and Primera entered into a Subscription Agreement and a Shareholders Agreement under which Cellectis received 234,570 shares of common stock of Primera, representing a 19.0% ownership interest and 19% of the voting rights in Primera at that date, and a right to designate a director to Primera’s board of directors.

Consequently, we consider that, since May 17, 2023, we have significant influence over Primera as defined by IAS 28 because, in addition to voting rights, Cellectis receives and actively holds a seat on Primera’s board of directors and Cellectis provides Primera with access to essential technical information. Therefore, our investment in Primera is accounted for using the equity method starting on May 17, 2023.

On initial recognition, the investment in an associate is recognized at cost. We consider that the best estimate of the fair value of the consideration given to Primera is the fair market value of Primera’s shares received by Cellectis. The fair value of the investment is immaterial.

As of December 31, 2023, following Primera’s share capital increase that occurred after May 17, 2023, we hold 17.0% of Primera’s shares and voting rights and consider that we continue to exercise significant influence over Primera. After taking into account Primera’s net loss between May 17, 2023 and December 31, 2023 and applying our ownership rate, the value of our investment is nil. We have no legal or contractual obligation to bear losses in excess of our share.

In view of the immaterial value of our investment in Primera at inception and as of December 31, 2023, we do not present the investment in associates on a separate line in our consolidated statements of financial position or our consolidated statements of operations. Our share of Primera’s loss as of December 31, 2023, has been recognized in other operating expenses.

Non-consolidated entities

Calyxt was consolidated until May 31, 2023.

On November 23, 2022, Calyxt received a non-binding letter of intent from Cibus Global regarding a potential reverse merger with Calyxt (with Calyxt absorbing Cibus Global). With Calyxt as the surviving entity, current equityholders of Cibus Global received shares of Calyxt common stock issued for the purpose of the transaction. On January 13, 2023, Calyxt, Calypso Merger Subsidiary, LLC, a wholly-owned subsidiary of Calyxt, Cibus Global and certain other parties, entered into the Merger Agreement with respect to this Merger.

Effective November 23, 2022, assets and liabilities of Calyxt qualified for non-current assets and liabilities held for sale for all periods presented, in accordance with IFRS 5 and the statements of consolidated operations, statements of consolidated comprehensive income and statements of consolidated cash flows were adjusted to reflect the presentation of Calyxt as a discontinued operation for all period presented.

On May 31, 2023 immediately prior to the consummation of the Merger, Cellectis S.A.’s ownership interest in Calyxt amounted to 48.0%. Cellectis’ voting rights continued to give Cellectis the power to direct relevant activities of Calyxt and therefore Calyxt continued to be consolidated through the May 31, 2023. On May 31, 2023, Calyxt consummated the Merger, and effective on June 1, 2023, the combined company operates under the name of Cibus, Inc.

Among other things, as part of the Merger, each share of Calyxt’s common stock existing and outstanding immediately prior to the Merger remained outstanding as a share of Class A Common Stock, without any conversion or exchange thereof, and Calyxt issued approximately 16,527,484 shares of Class A Common Stock to unitholders of Cibus Global based on an exchange ratio set forth in the Merger Agreement. Cellectis’ equity interest in Cibus was reduced to 2.9% after the closing of the Merger, which resulted in Cellectis losing control of Cibus.

Consequently, effective June 1, 2023, Calyxt was deconsolidated. Calyxt’s results are included in the Group’s results until May 31, 2023, and continue to be presented as discontinued operations until that date.

On the date of deconsolidation, we derecognized Calyxt’s assets, liabilities and related non-controlling interests in Calyxt. We recognized the investment retained in Calyxt at its fair value and recorded a profit from deconsolidation representing the remaining net impact of the above entries. The profit from deconsolidation is included in the results of discontinued operations in accordance with IFRS 5.

We also reclassified to profit or loss the amounts recognized in other comprehensive income related to Calyxt that should be reclassified according to relevant IFRSs. This reclassification is made at parent entity level and has no impact on the profit from deconsolidation presented below.

On the date of loss of control, the profit from Calyxt’s deconsolidation is as follows:

As of May 31,
2023

Assets held for sale	(19,714)
Liabilities related to assets held for sale	23,592
Non-controlling interests	3,625
Net assets, liabilities and equity derecognized	7,503

Consideration received in cash	-
Fair value of the retained investment	15,097
Consideration received	15,097

Profit from deconsolidation	22,600

Pursuant to the deconsolidation of Calyxt, our investment in Calyxt is classified as a current financial asset and measured at fair value as of December 31, 2023, as further described in Section 12.1. Changes in fair value subsequent to deconsolidation are recognized in the income statement under financial gain or loss.

Adjustments to the unaudited condensed consolidated financial statements previously reported regarding Calyxt (unaudited)

We have identified material misstatements to the unaudited condensed financial statements for the three- and six-month periods ended June 30, 2023 and the nine-month periods ended September 30, 2023 (reported respectively in Forms 6-K filed on August 7, 2023 - subsequently amended on September 5, 2023-, and on November 6, 2023).

The misstatements relate to the recognition of certain transaction costs related to the Merger.

Specifically, these costs relate to success-fees payable to an external advisor. These costs were initially considered as relating to the period after deconsolidation, and as such were not included in the Group's operating results. However, under IFRS, and in particular IAS 37, the conditions for recognizing a liability for these costs were met before the effective date of the merger (i.e. before deconsolidation), and as such should have been included in the Group's results.

The adjustments also concern the amount of share-based payment expense related to Calyxt to be included in the Group's operating results. Certain equity awards granted by Calyxt to employees and non-employee directors contained vesting acceleration clauses triggered by the occurrence of certain events such as a merger. As a result of the Merger closing, these clauses effectively triggered a vesting acceleration of certain equity awards. In accordance with IFRS, and in particular IFRS 2, the share-based payment expense to be recognized must be estimated at each closing date on the basis of the number of instruments expected to vest and the vesting period estimated by management. Considering the terms of the grant agreements and the probability of the events giving rise to the application of the acceleration clauses already existing prior to the effective Merger date, the share-based payment expense for the period prior to the effective Merger date, i.e. prior to the deconsolidation date, was initially underestimated and therefore an additional share-based payment expense should have been included in Cellectis group's results.

For the six-month period ended June 30, 2023 and the nine-month period ended September 30, 2023, the adjustments to the reported condensed consolidated financial statements are identical and amount to $2.2 million (unaudited) in share-based payment expense, $0.1 million (unaudited) in payroll tax due to the additional share-based payment expense, and $1,5 million (unaudited) in success-fees payable to an external advisor. These adjustments relate to the period from January 1, 2023 to May 31, 2023 during which Calyxt was consolidated. Due to the recognition of these additional expenses, the loss from discontinued operations and profit from deconsolidation recognized in the six-month period ended June 30, 2023 and the nine-month period ended September 30, 2023, is also adjusted by a $0.8 million (unaudited) decrease. The profit from deconsolidation, which was originally presented as financial income in the results from continuing operations in the reported condensed consolidated financial statements for the six-month period ended June 30, 2023 and the nine-month period ended September 30, 2023, has been reclassified to income (loss) from discontinued operations in the corrected condensed consolidated financial statements for these periods, in order to comply with IFRS 5, as reflected in the tables below.

For the three-month period ended June 30, 2023, the adjustments amount to $1.5 million (unaudited) in share-based payment expense, $0.1 million (unaudited) in payroll tax due to the additional share-based payment expense, $1,5 million (unaudited) in success-fees payable to an external advisor and a $0.8 million (unaudited) decrease of the profit from deconsolidation, which has been reclassified to income (loss) from discontinued operations in the corrected condensed consolidated financial statements for this period.

The effect of these adjustments on Cellectis' consolidated statements of financial position, consolidated statements of operations, statements of consolidated comprehensive income and consolidated statements of changes in shareholders equity for each period concerned is presented below. We do not present consolidated cash flows statements for the six-month period ended June 30, 2023 and the nine-month period ended September 30, 2023 as the adjustments have no effect on the net cash flows from operating, investment or financing activities. There are no material adjustments relating to three-month period ended March 31, 2023, three-month period ended September 30, 2023 or to periods prior to 2023.

For the three and six-month periods ended June 30, 2023 (unaudited)

CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Unaudited)

	As of June 30, 2023 reported (unaudited)	Adjustments	As of June 30, 2023 corrected (unaudited)
	$ in thousands
ASSETS
Total non-current assets	114,389		114,389
Total current assets	113,285		113,285
Total assets held for sale
TOTAL ASSETS	227,674		227,674

LIABILITIES
Shareholders’ equity
Share capital	3,491		3,491
Premiums related to the share capital	476,224	1,066	477,291
Currency translation adjustment	(37,050)		(37,050)
Retained earnings	(305,392)		(305,392)
Net income (loss)	(40,715)	(1,066)	(41,781)
Total shareholders’ equity - Group Share	96,558		96,558
Non-controlling interests
Total shareholders’ equity	96,558		96,558
Total non-current liabilities	89,068		89,068
Total current liabilities	42,047		42,047
Total liabilities related to asset held for sale
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	227,674		227,674

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

	For the six-month period ended June 30, 2023 reported (unaudited)	Adjustments	For the six-month period ended June 30, 2023 corrected (unaudited)
	$ in thousands
Total revenues and other income	5,560		5,560
Total operating expenses	(52,612)		(52,612)
Financial income	33,041	(21,827)	11,214
Financial expenses	(21,461)		(21,461)
Net Financial gain (loss)	11,580	(21,827)	(10,247)
Income tax	(258)		(258)
Income (loss) from continuing operations	(35,731)	(21,827)	(57,557)
Income (loss) from discontinued operations	(10,377)	18,769	8,392
Net income (loss)	(46,108)	(3,058)	(49,165)
Attributable to shareholders of Cellectis	(40,715)	(1,066)	(41,781)
Attributable to non-controlling interests	(5,393)	(1,991)	(7,384)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(0.76)	(0.02)	(0.78)
Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.09)	0.39	0.29

INTERIM STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS) (Unaudited)

	For the six-month period ended June 30, 2023 reported (unaudited)	Adjustments	For the six-month period ended June 30, 2023 corrected (unaudited)
	$ in thousands
Net income (loss)	(46,108)	(3,058)	(49,165)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	(42)		(42)
Currency translation adjustment	2,272	(14)	2,258
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	2,272	(14)	2,258
Other comprehensive income (loss) from discontinued operations	(1,233)	14	(1,219)
Total Comprehensive income (loss)	(45,111)	(3,058)	(48,168)
Attributable to shareholders of Cellectis	(41,172)	(1,080)	(42,252)
Attributable to non-controlling interests	(3,939)	(1,978)	(5,916)

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

	For the three-month period ended June 30, 2023 reported (unaudited)	Adjustments	For the three-month period ended June 30, 2023 corrected (unaudited)
	$ in thousands
Total revenues and other income	2,001		2,001
Total operating expenses	(25,660)		(25,660)
Financial income	32,266	(21,827)	10,440
Financial expenses	(16,284)		(16,284)
Net Financial gain (loss)	15,982	(21,827)	(5,845)
Income tax	(258)		(258)
Income (loss) from continuing operations	(7,935)	(21,827)	(29,762)
Income (loss) from discontinued operations	(5,647)	19,482	13,834
Net income (loss)	(13,583)	(2,345)	(15,928)
Attributable to shareholders of Cellectis	(10,648)	(723)	(11,371)
Attributable to non-controlling interests	(2,935)	(1,622)	(4,557)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(0.19)	(0.01)	(0.20)
Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.05)	0.38	0.33

INTERIM STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS) (Unaudited)

	For the three-month period ended June 30, 2023 reported (unaudited)	Adjustments	For the three-month period ended June 30, 2023 corrected (unaudited)
	$ in thousands
Net income (loss)	(13,583)	(2,345)	(15,928)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	(21)		(21)
Currency translation adjustment	4,751	(13)	4,736
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	4,751	(13)	4,736
Other comprehensive income (loss) from discontinued operations	(4,906)	13	(4,892)
Total Comprehensive income (loss)	(13,760)	(2,345)	(16,105)
Attributable to shareholders of Cellectis	(11,139)	(736)	(11,876)
Attributable to non-controlling interests	(2,620)	(1,609)	(4,229)

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (Unaudited)

	Share Capital Ordinary Shares						Equity
	Number of shares	Amount	Premiums related to share capital	Currency translation adjustment	Retained earnings (deficit)	Income (Loss)	attributable to shareholders of Cellectis	Non controlling interests	Total Shareholders’ Equity
As of January 1, 2023	45,675,968	2,955	583,122	(28,605)	(333,365)	(106,139)	117,968	7,973	125,941
Net Loss						(40,715)	(40,715)	(5,393)	(46,108)
Other comprehensive income (loss)				(415)	(42)	-	(458)	1,454	997
Total comprehensive income (loss)				(415)	(42)	(40,715)	(41,172)	(3,939)	(45,111)
Allocation of prior period loss					(106,139)	106,139	-		-
Capital increase of Cellectis	9,907,800	536	24,482				25,017		25,017
Transaction costs related to Cellectis’ capital increase			(1,455)		-		(1,455)		(1,455)
Operation between shareholders					342		342	(342)	-
Loss of control over Calyxt					-		-	(4,440)	(4,440)
OCI Reclassification pursuant to Calyxt's deconsolidation				(8,030)	(12)		(8,042)	-	(8,042)
Non-cash stock-based compensation expense			4,053		-		4,053	852	4,905
Other movements			(133,976)		133,824		(152)	(105)	(257)
As of June 30, 2023 reported (unaudited)	55,583,768	3,491	476,224	(37,050)	(305,392)	(40,715)	96,558	0	96,558

As of January 1, 2023	45,675,968	2,955	583,122	(28,605)	(333,365)	(106,139)	117,968	7,973	125,941
Net Loss						(41,781)	(41,781)	(7,384)	(49,165)
Other comprehensive income (loss)				(439)	(32)	-	(471)	1,468	997
Total comprehensive income (loss)				(439)	(32)	(41,781)	(42,252)	(5,916)	(48,168)
Allocation of prior period loss					(106,139)	106,139	-		-
Capital increase of Cellectis	9,907,800	536	24,482				25,017		25,017
Transaction costs related to Cellectis’ capital increase			(1,455)		-		(1,455)		(1,455)
Operation between shareholders					342		342	(342)	-
Loss of control over Calyxt					-		-	(3,625)	(3,625)
OCI Reclassification pursuant to Calyxt's deconsolidation				(8,007)	(12)		(8,019)	-	(8,019)
Non-cash stock-based compensation expense			5,119		-		5,119	2,006	7,125
Other movements			(133,976)		133,814		(163)	(95)	(257)
As of June 30, 2023 corrected (unaudited)	55,583,768	3,491	477,291	(37,050)	(305,392)	(41,781)	96,558	0	96,558

For the nine-month periods ended September 30, 2023

CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Unaudited)

	As of September 30, 2023 reported (unaudited)	Adjustments	As of September 30, 2023 corrected (unaudited)
	$ in thousands
ASSETS
Total non-current assets	113,205		113,205
Total current assets	96,494		96,494
Total assets held for sale
TOTAL ASSETS	209,700		209,700

LIABILITIES
Shareholders’ equity
Share capital	3,492		3,492
Premiums related to the share capital	473,325	1,066	474,391
Currency translation adjustment	(37,505)		(37,505)
Retained earnings	(304,994)		(304,994)
Net income (loss)	(58,197)	(1,066)	(59,264)
Total shareholders’ equity - Group Share	76,123		76,123
Non-controlling interests
Total shareholders’ equity	76,123		76,123
Total non-current liabilities	89,625		89,625
Total current liabilities	43,953		43,953
Total liabilities related to asset held for sale
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	209,700		209,700

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

	For the nine-month period ended September 30, 2023 reported (unaudited)	Adjustments	For the nine-month period ended September 30, 2023 corrected (unaudited)
	$ in thousands
Total revenues and other income	7,203		7,203
Total operating expenses	(74,926)		(74,926)
Operating income (loss)	(67,723)		(67,723)
Financial income	37,960	(21,827)	16,133
Financial expenses	(23,085)		(23,085)
Net Financial gain (loss)	14,875	(21,827)	(6,952)
Income tax	(365)		(365)
Income (loss) from continuing operations	(53,213)	(21,827)	(75,040)
Income (loss) from discontinued operations	(10,377)	18,769	8,392
Net income (loss)	(63,590)	(3,058)	(66,648)
Attributable to shareholders of Cellectis	(58,197)	(1,066)	(59,264)
Attributable to non-controlling interests	(5,393)	(1,991)	(7,384)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(1.07)	(0.02)	(1.09)
Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.09)	0.38	0.29

INTERIM STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS) (Unaudited)

	For the nine-month period ended September 30, 2023 reported (unaudited)	Adjustments	For the nine-month period ended September 30, 2023 corrected (unaudited)
	$ in thousands
Net income (loss)	(63,590)	(3,058)	(66,648)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	55		55
Currency translation adjustment	1,620	(18)	1,602
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	1,620	(18)	1,602
Other comprehensive income (loss) from discontinued operations	(1,012)	18	(994)
Total Comprehensive income (loss)	(62,927)	(3,058)	(65,985)
Attributable to shareholders of Cellectis	(59,002)	(1,084)	(60,086)
Attributable to non-controlling interests	(3,925)	(1,974)	(5,899)

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (Unaudited)

	Share Capital Ordinary Shares						Equity
	Number of shares	Amount	Premiums related to share capital	Currency translation adjustment	Retained earnings (deficit)	Income (Loss)	attributable to shareholders of Cellectis	Non controlling interests	Total Shareholders’ Equity
As of January 1, 2023	45,675,968	2,955	583,122	(28,605)	(333,365)	(106,139)	117,968	7,973	125,941
Net Loss						(58,197)	(58,197)	(5,393)	(63,590)
Other comprehensive income (loss)				(859)	55		(805)	1,468	663
Total comprehensive income (loss)				(859)	55	(58,197)	(59,002)	(3,925)	(62,927)
Allocation of prior period loss					(106,139)	106,139
Capital increase of Cellectis	9,907,800	537	24,536				25,073		25,073
Transaction costs related to Cellectis’ capital increase			(1,459)				(1,459)		(1,459)
Operation between shareholders					343		343	(343)
Loss of control over Calyxt								(4,440)	(4,440)
OCI Reclassification pursuant to Calyxt's deconsolidation				(8,041)	(19)		(8,060)		(8,060)
Non-cash stock-based compensation expense			1,400				1,400	852	2,252
Other movements			(134,273)		134,131		(142)	(117)	(259)
As of September 30, 2023 reported (unaudited)	55,583,768	3,492	473,325	(37,505)	(304,994)	(58,197)	76,121	(0)	76,123

As of January 1, 2023	45,675,968	2,955	583,122	(28,605)	(333,365)	(106,139)	117,968	7,973	125,941
Net Loss						(59,264)	(59,264)	(7,384)	(66,648)
Other comprehensive income (loss)				(877)	55	-	(822)	1,485	663
Total comprehensive income (loss)				(877)	55	(59,264)	(60,086)	(5,899)	(65,985)
Allocation of prior period loss					(106,139)	106,139
Capital increase of Cellectis	9,907,800	537	24,536				25,073		25,073
Transaction costs related to Cellectis’ capital increase			(1,459)				(1,459)		(1,459)
Operation between shareholders					343		343	(343)
Loss of control over Calyxt								(3,625)	(3,625)
OCI Reclassification pursuant to Calyxt's deconsolidation				(8,024)	(12)		(8,036)	-	(8,036)
Non-cash stock-based compensation expense			2,466		-		2,466	2,006	4,472
Other movements			(134,273)		134,125		(148)	(111)	(259)
As of September 30, 2023 corrected (unaudited)	55,583,768	3,492	474,391	(37,505)	(304,994)	(59,264)	76,121	0	76,123

Non-controlling interests

Non-controlling shareholders held a 50.9% interest in Calyxt as of December 31, 2022 and a 52.0% interest in Calyxt as of May 31, 2023. These non-controlling interests were generated during the initial public offering of Calyxt, subsequent follow-on offerings and Calyxt’s at-the-market (ATM) offering program, as well as through vesting and exercises of equity awards.

Effective June 1, 2023, there are no longer non-controlling interests as the Group holds a 100% interest in all consolidated entities.